FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Proceeds (Payments) on Debt Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives	$ (27,534)	$ (53,831)
Net proceeds on settlement of debt derivatives	107	492
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	26,049	53,029
Total payments on debt derivatives	(25,942)	(52,537)
Net proceeds on settlement of debt derivatives	107	492
Net proceeds on settlement of debt derivatives and forward contracts	107	492
Debt derivatives | US commercial paper program
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	2,478	2,486
Total payments on debt derivatives	(2,466)	(2,506)
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	23,368	47,126
Total payments on debt derivatives	(23,280)	(47,136)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	0	3,232
Total payments on debt derivatives	0	(2,710)
Debt derivatives | Lease Liabilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	203	185
Total payments on debt derivatives	$ (196)	$ (185)